Lease Liabilities - Schedule of Undiscounted Maturity Analysis of Lease Liabilities (Details) - ZAR (R) R in Thousands	Feb. 28, 2025	Feb. 29, 2024
Schedule of Undiscounted Maturity Analysis of Lease Liabilities [Line Items]
Lease payments	R 217,990
Finance charges	(13,294)
Present value of lease payments	204,696	R 194,340
Within 1 year [Member]
Schedule of Undiscounted Maturity Analysis of Lease Liabilities [Line Items]
Lease payments	84,398
Finance charges	(6,953)
Present value of lease payments	77,445	63,055
2-4 years [Member]
Schedule of Undiscounted Maturity Analysis of Lease Liabilities [Line Items]
Lease payments	132,804
Finance charges	(6,330)
Present value of lease payments	126,474	123,387
Over 4 years [Member]
Schedule of Undiscounted Maturity Analysis of Lease Liabilities [Line Items]
Lease payments	788
Finance charges	(11)
Present value of lease payments	R 777	R 7,898